CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts and notes payable	¥ 458,538	¥ 266,426
Contract liabilities	10,610	49,586
Salary and welfare benefits payable	73,740	39,256
Taxes payable	126,154	77,164
Short-term loan	40,000	0
Dividend payable	1,144	881
Lease liabilities - current portion	11,447	29,435
Deferred tax liabilities	16,196	23,591
Lease liabilities - non-current portion	¥ 7,050	¥ 24,419
Ordinary shares, shares authorized | shares	15,000,000,000	15,000,000,000
Ordinary shares, shares issued | shares	1,570,790,570	1,570,790,570
Treasury stock, ordinary shares | shares	352,346,961	299,188,826
Related Party
Amounts due to related parties	¥ 27,401	¥ 101,927
VIE
Accounts and notes payable	252,401	224,383
Contract liabilities	1,148	11,319
Salary and welfare benefits payable	42,785	19,519
Taxes payable	30,720	36,932
Short-term loan	40,000	0
Accrued expenses and other current liabilities	92,335	95,125
Dividend payable	0	0
Lease liabilities - current portion	9,301	25,422
Deferred tax liabilities	3,293	7,695
Lease liabilities - non-current portion	4,743	18,092
VIE | Related Party
Amounts due to related parties	¥ 26	¥ 0